Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	$ 5,833,583	$ (34,769,183)	$ (6,573,564)
Beginning balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					556,276		556,276
Warrants issued for services					86,709		86,709
Common stock issued for services		$ 242,100					242,100
Common stock issued for services, shares		3,000,000
Cancellations of warrants					(42,707)		(42,707)
Exercise of warrants in exchange for stock		$ 558,865			(292,533)		266,332
Exercise of warrants in exchange for stock, shares		5,296,250
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 4,461,931					4,461,931
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh), shares		64,671,915
Contributed capital - related party
Imputed interest - related party					82,851		82,851
Warrant discount					3,670,000		3,670,000
Net loss						(8,045,803)	(8,045,803)
Ending balance, value at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		22,000	9,894,179	(42,814,986)	(5,295,875)
Ending balance, shares at Dec. 31, 2021	2	927,378,166
Warrants issued for services - related parties					202,895		202,895
Warrants issued for services					31,803		31,803
Imputed interest - related party					80,849		80,849
Warrant discount					625,003		625,003
Net loss						(3,842,014)	(3,842,014)
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh)		$ 739,864					739,864
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh), shares		11,097,959
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh)		$ 3,935,615					3,935,615
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh), shares		92,463,883
Ending balance, value at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	$ 10,834,729	$ (46,657,000)	$ (3,521,860)
Ending balance, shares at Dec. 31, 2022	2	1,030,940,008